[Chapman and Cutler LLP Letterhead]

August 15, 2024

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 336 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 341 to the Registrant’s registration statement on Form N-1A (the “Amendment”) for the purpose of registering shares of Amplify Bloomberg AI Value Chain ETF (formerly Amplify Global Cloud Technology ETF) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure